Consolidated Balance Sheet (Parenthetical) - $ / shares shares in Millions	Dec. 28, 2024	Dec. 30, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0167	$ 0.0167
Common stock, authorized	3,600	3,600
Common stock, issued	1,372	1,374
Treasury Stock, Common, Shares	495	493